Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Income tax expense	$ (1,807)	$ (1,793)	$ (1,295)
Continuing operations [member]
Statement [line items]
Current tax expense (income)	(2,100)	(2,147)	(1,603)
Deferred tax expense (income)	293	354	308
Income tax expense	(1,807)	(1,793)	(1,295)
Continuing operations [member] | Switzerland
Statement [line items]
Current tax expense (income)	(932)	(1,186)	(615)
Deferred tax expense (income)	(137)	(93)	(120)
Continuing operations [member] | Foreign
Statement [line items]
Current tax expense (income)	(1,168)	(961)	(988)
Deferred tax expense (income)	$ 430	447	428
Discontinued operations [member]
Statement [line items]
Income tax expense		$ (159)	$ 74